Foreign Exchange (Gain) Loss, Net	9 Months Ended
Sep. 30, 2023
Foreign Exchange Gains Losses [Abstract]
Foreign Exchange (Gain) Loss, Net

5. FOREIGN EXCHANGE (GAIN) LOSS, NET

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2023	2022	2023	2022
Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt Issued From Canada	28	324	(119)	444
Other	31	(26)	20	(25)
Unrealized Foreign Exchange (Gain) Loss	59	298	(99)	419
Realized Foreign Exchange (Gain) Loss	74	18	106	(13)
	133	316	7	406